21. SUPPLY CHAIN FINANCE (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 885.8	R$ 715.2
Domestic suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	715.3	518.4
Foreign suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 170.5	R$ 196.8